DWS Equity Dividend Fund
DWS Equity Dividend Fund (formerly DWS Strategic Value Fund)
Investment Objective
The fund seeks to achieve a high rate of total return.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS Equity Dividend Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS Equity Dividend Fund	Class A	Class B	Class C	Class R	INST Class	Class S
Management fee	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution/service (12b-1) fees	0.24%	1.00%	1.00%	0.49%	none	none
Other expenses	0.23%	0.32%	0.24%	0.31%	0.10%	0.24%
Acquired funds fees and expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.22%	2.07%	1.99%	1.55%	0.85%	0.99%
Expense reimbursements	none	none	none	0.03%	none	none
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	1.22%	2.07%	1.99%	1.52%	0.85%	0.99%

The Advisor has contractually agreed through February 28, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at a ratio no higher than 1.49% (excluding certain expenses such as extraordinary expenses, acquired funds fees and expenses, taxes, brokerage and interest expenses) for Class R shares. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class R shares) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS Equity Dividend Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	692	610	302	155	87	101
3 Years	940	949	624	487	271	315
5 Years	1,207	1,314	1,073	842	471	547
10 Years	1,967	1,982	2,317	1,843	1,049	1,213

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS Equity Dividend Fund (USD $)	Class A	Class B	Class C	Class R	INST Class	Class S
1 Year	692	210	202	155	87	101
3 Years	940	649	624	487	271	315
5 Years	1,207	1,114	1,073	842	471	547
10 Years	1,967	1,982	2,317	1,843	1,049	1,213

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 140%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities (mainly common stocks). Equity securities may also include preferred stocks, depository receipts and other securities with equity characteristics, such as convertible securities and warrants. The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. As of January 31, 2012, the index had a median market capitalization of $11.64 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize one or more sectors and may invest more than 25% of total assets in a single sector. The fund may invest up to 20% of total assets in foreign securities. The fund may also invest in the equity securities of real estate investment trusts ("REITs").

Management process. Portfolio management aims to add value through stock selection. Portfolio management utilizes a proprietary investment process designed to identify attractive investment candidates generated by more than 5,000 equity analysts around the globe, who collectively cover over 10,000 securities. Through the quality of these analysts' fundamental research, this process seeks to identify investments that may offer the potential for price appreciation. In addition, portfolio management utilizes a screening process to identify stocks that may offer above-average dividend yields.

The investment process also takes into consideration various factors — both risk and return factors relative to the benchmark — and assists portfolio management in devising allocations among investable securities. Portfolio management may buy a security when its research resources indicate the potential for future upside price appreciation relative to the benchmark or its investment process identifies an attractive investment opportunity. Conversely, portfolio management may sell a security when its research resources indicate the potential for future downside or its investment process identifies more attractive investment opportunities elsewhere.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, if the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Value investing risk. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Real estate securities risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

For Class R shares, historical performance prior to class inception is based on the performance of the fund's original share class (Class A) adjusted to reflect the higher expenses of Class R.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 20.43%, Q2 2003 Worst Quarter: -23.21%, Q4 2008
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Institutional Class index comparison began on 8/31/02 and Class S index comparison began on 2/28/05.
Average Annual Total Returns DWS Equity Dividend Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Mar. 18, 1988	(7.90%)	(7.19%)	0.56%
Class A After tax on distributions		(8.05%)	(7.77%)	0.06%
Class A After tax on distributions and sale of fund shares		(4.94%)	(5.99%)	0.43%
Class B before tax	Sep. 11, 1995	(6.01%)	(7.03%)	0.33%
Class C before tax	Sep. 11, 1995	(3.06%)	(6.79%)	0.40%
Class R before tax	Oct. 01, 2003	(2.58%)	(6.39%)	0.85%
Class R Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%

Average Annual Total Returns DWS Equity Dividend Fund	Class Inception	1 Year	5 Years	Since Inception
INST Class	Aug. 19, 2002	(1.92%)	(5.75%)	2.97%
INST Class Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	5.54%

Average Annual Total Returns DWS Equity Dividend Fund	Class Inception	1 Year	5 Years	Since Inception
Class S	Feb. 28, 2005	(2.04%)	(5.94%)	(1.33%)
Class S Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.76%